Revenue, Accounts Receivable, net, and Deferred Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue, Accounts Receivable, net, and Deferred Revenue [Abstract]
Revenue by Charter Type
The following table presents the Company’s revenues by charter type for the six months ended June 30, 2026 and 2025, as well as the balance of accounts receivable, net, as of six months ended June 30, 2026 and December 31, 2025.

	For the six months ended June 30,
Charter type	2026	2025
Time charters	$68,359	$31,978
Pool arrangements	72	5,131
Voyage charters	-	2,367
Total Revenue	$68,431	$39,476

Accounts Receivable by Charter Type
	As of June 30,	As of December 31,
Charter type	2026	2025
Time charters	$4,071	$5,220
Pool arrangements	-	923
Voyage charters	28	150
Total Acc. Receivable, net	$4,099	$6,293

Revenue from Charterers
The following table presents the charterers that accounted for more than 10% of the Company’s revenues for the six months ended June 30, 2026, and 2025:

Charterer	2026	2025
A	11%	19%
B	25%	-
C	20%	-
D	20%	16%
E	-	16%
F	-	17%
G	-	12%
H	-	12%